Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Schedule of adjusted earnings per share

	2022		2021		2020
	£m		£m		£m
Profit attributable to equity holders of the Company	232		263		186
One-off and adjusting items	136		21		8
Amortisation and impairment of intangibles[1]	118		74		82
Net interest adjustments[2]	(18)		(4)		35
Tax on above items[3]	(41)		(18)		(26)
Adjusted profit attributable to equity holders of the Company	427		336		285

Weighted average number of ordinary shares in issue (million)	2,002		1,858		1,853
Adjustment for potentially dilutive shares (million)	12		8		10
Weighted average number of ordinary shares for diluted earnings per share (million)	2,014		1,866		1,863

Basic earnings per share	11.57	p	14.16	p	10.03	p
Diluted earnings per share	11.51	p	14.10	p	9.98	p
Basic Adjusted Earnings Per Share	21.34	p	18.07	p	15.37	p
Diluted Adjusted Earnings Per Share	21.22	p	17.99	p	15.29	p
1.	Excluding computer software.
2.

Includes: net interest credit from pensions £nil (2021: £nil; 2020: £1m); finance costs from hedge accounting recognised in other comprehensive income £nil (2021: £4m; 2020: £5m); IFRS 16 interest adjustment £nil (2021: £nil; 2020: £(2)m); interest fair value adjustment £21m (2021: £nil; 2020: £(38)m); discount unwind £(3)m (2021: £nil; 2020: £nil).

3.	One-off and adjusting items £20m (2021: £2m; 2020: £2m); amortisation and impairment of intangibles £25m (2021: £18m; 2020: £18m); net interest adjustments £(3)m (2021: £(1)m; 2020: £6m).